Subsequent Events	6 Months Ended
Jun. 30, 2023
Subsequent Events
Subsequent Events
12.

Subsequent Events
a)

Property

Acquisition:

On

July

6,

2023,

DSS

acquired

from

Alpha

Sigma

Shipping

Corp,

a
related party with which they jointly

owned a plot of land, the

share owned by the related party

for
€ 1.1

million, or $
1,208

and DSS became the sole owner of the land (Note 4).
b)

Common

Stock

Dividends
:

On

July

10,

2023,

the

Company

paid

$
12,424

in

cash

to

its
shareholders

who

elected

to

receive

cash

and

issued
965,044

new

common

shares

and
distributed

to

its

shareholders

who

elected

to

receive

shares,

as

payment

for

the

dividend
declared

on

May

26,

2023

(Note

8(f).

On

August

1,

2023, the

Company

declared

a

dividend

of
$ 0.15

per share

payable in cash

and shares to

all shareholders of

record as

of August 14,

2023.
O
n

September

8,

2023,

the

Company

paid

$
13,041

in

cash

to

its

shareholders

who

elected

to
receive

cash

and

distributed
831,672

newly

issued

common

shares

to

its

shareholders

who
elected to receive shares, as payment for the dividend declared.
c)

Series B

Preferred Stock Dividends:
On July 17,

2023, the Company

paid a

quarterly dividend
on its series B preferred stock,

amounting to $
0.5546875

per share, or $
1,442 , to its stockholders
of record as of July 14, 2023.
d)

Loan

Refinancing:
On

July

19,

2023,

the

Company

entered

into

a

refinancing

agreement

with
Export-Import Bank of China for the purpose of replacing

LIBOR with term SOFR.